SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Optical Fibers	20 years
Computer equipment	3-15 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Building	20-40 years

Schedule of estimated economic life of the intangible assets

Purchased software	5 years

Schedule of disaggregation of revenue by revenue stream and by timing of revenue recognition from continuing operations

	For the Years Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000
CDN Services	648,117	103,548	62,270	9,772
IDC Services	255,524	223,887	142,870	22,419
IX Services	14,987	7,902	251	39
Total	918,628	335,337	205,391	32,230

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	Years as of December 31,
	2020	2021
	RMB’000	RMB’000	US$’000
Accounts receivables	66,159	39,649	6,222
Advance from customers	17,466	—	—